Credit Risk - Disclosure of Base Expected Credit Losses to Probability Weighted Estimated Credit Losses (Details) - GBP (£) £ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Exposure	£ 200,228	£ 199,408
Accumulated impairment
Disclosure of credit risk exposure [line items]
Exposure	(801)	(784)
Upside
Disclosure of credit risk exposure [line items]
Exposure	291,802	283,860
Upside | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	797	741
Upside | Retail & Business Banking
Disclosure of credit risk exposure [line items]
Exposure	199,539	196,732
Upside | Retail & Business Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	384	380
Upside | Mortgages
Disclosure of credit risk exposure [line items]
Exposure - of which: mortgages	178,584	176,026
Upside | Mortgages | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	113	112
Upside | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposure	4,787	4,759
Upside | Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	74	67
Upside | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposure	26,987	26,307
Upside | Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	339	294
Upside | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposure	60,489	56,062
Upside | Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Base case
Disclosure of credit risk exposure [line items]
Exposure	291,802	283,860
Base case | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	827	774
Base case | Retail & Business Banking
Disclosure of credit risk exposure [line items]
Exposure	199,539	196,732
Base case | Retail & Business Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	407	403
Base case | Mortgages
Disclosure of credit risk exposure [line items]
Exposure - of which: mortgages	178,584	176,026
Base case | Mortgages | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	125	128
Base case | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposure	4,787	4,759
Base case | Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	75	68
Base case | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposure	26,987	26,307
Base case | Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	345	303
Base case | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposure	60,489	56,062
Base case | Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Downside 1
Disclosure of credit risk exposure [line items]
Exposure	291,802	283,860
Downside 1 | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	942	921
Downside 1 | Retail & Business Banking
Disclosure of credit risk exposure [line items]
Exposure	199,539	196,732
Downside 1 | Retail & Business Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	497	517
Downside 1 | Mortgages
Disclosure of credit risk exposure [line items]
Exposure - of which: mortgages	178,584	176,026
Downside 1 | Mortgages | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	190	218
Downside 1 | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposure	4,787	4,759
Downside 1 | Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	76	69
Downside 1 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposure	26,987	26,307
Downside 1 | Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	369	335
Downside 1 | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposure	60,489	56,062
Downside 1 | Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Downside 2
Disclosure of credit risk exposure [line items]
Exposure	291,802	283,860
Downside 2 | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	1,167	1,524
Downside 2 | Retail & Business Banking
Disclosure of credit risk exposure [line items]
Exposure	199,539	196,732
Downside 2 | Retail & Business Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	692	1,051
Downside 2 | Mortgages
Disclosure of credit risk exposure [line items]
Exposure - of which: mortgages	178,584	176,026
Downside 2 | Mortgages | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	365	705
Downside 2 | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposure	4,787	4,759
Downside 2 | Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	77	70
Downside 2 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposure	26,987	26,307
Downside 2 | Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	398	403
Downside 2 | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposure	60,489	56,062
Downside 2 | Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Weighted
Disclosure of credit risk exposure [line items]
Exposure	291,802	283,860
Weighted | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	879	869
Weighted | Retail & Business Banking
Disclosure of credit risk exposure [line items]
Exposure	199,539	196,732
Weighted | Retail & Business Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	449	458
Weighted | Mortgages
Disclosure of credit risk exposure [line items]
Exposure - of which: mortgages	178,584	176,026
Weighted | Mortgages | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	158	172
Weighted | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposure	4,787	4,759
Weighted | Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	75	69
Weighted | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposure	26,987	26,307
Weighted | Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	355	342
Weighted | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposure	60,489	56,062
Weighted | Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0